Statements of Net Assets Available for Benefits - Bar Harbor Bankshares 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits
Investments, at fair value	$ 72,936,966	$ 62,114,885
Notes receivable from participants	643,960	635,601
Net assets available for benefits	$ 73,580,926	$ 62,750,486